Earnings Per Share ("EPS") (Details Textual) (USD $)				12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010	Jun. 30, 2012 Stock Options [Member]	Jul. 03, 2011 Stock Options [Member]	Jun. 27, 2010 Stock Options [Member]
Earnings Per Share (Textual) [Abstract]
Antidilutive options excluded from earnings per share computation				248,000	142,000	207,650
Earnings Per Share (Additional Textual) [Abstract]
Antidilutive securities excluded from computation of earnings per share weighted average exercise price	$ 33.75	$ 43.57	$ 42.17